FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES (Details 13) - Derivative Hedged Item [Member] $ in Thousands, $ in Millions	Dec. 31, 2018 COP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)
Disclosure of financial assets investments and derivatives [Line Items]
Notional amount	$ 258,518	$ 79,550	$ 304,159	$ 101,930
Fair value	$ 285,463	$ 87,841	$ 341,229	$ 114,353